Government Grants	6 Months Ended
Jun. 30, 2025
Government Grants [Abstract]
GOVERNMENT GRANTS
13	GOVERNMENT GRANTS

	(Unaudited)	(Audited)
	June 30, 2025	December 31, 2024
	USD	USD

At 1 January	178,252	316,754
Received during the period/year	(560,375)	(1,938,980)
Amount recognized in the statement of comprehensive loss	965,162	1,800,478
	583,039	178,252

	(Unaudited)	(Audited)
	June 30, 2025	December 31, 2024
	USD	USD

Current assets	933,126	588,863
Current liabilities	(350,087)	(410,611)
	583,039	178,252

The government grants receivable are due from governmental entities not yet claimed by the Group. The government grants revenue recognized in the condensed interim consolidated statement of comprehensive loss for the six-month period ended June 30, 2025 was USD 965,162 (USD 871,385 for the six-month period ended June 30, 2024).